Convertible Senior Notes (Detail)	1 Months Ended						9 Months Ended				12 Months Ended
	Nov. 30, 2021 CNY (¥)	Nov. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Apr. 30, 2019 CNY (¥)	Apr. 30, 2019 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Sep. 30, 2022 USD ($)	Nov. 30, 2021 USD ($) $ / shares	Jun. 30, 2020 USD ($)	Jun. 01, 2020 $ / shares	Apr. 30, 2019 USD ($)	Apr. 01, 2019 $ / shares
Debt Instrument [Line Items]
Long-term debt principal amount							¥ 12,452,743,000				¥ 18,039,125,000
Unamortized debt issuance costs							(151,051,000)				(255,033,000)
Gain on repurchase of debt instrument							475,790,000	$ 66,885,000
April 2026 Notes [Member]
Debt Instrument [Line Items]
Long-term debt principal amount							3,048,300,000				2,737,500,000						$ 500,000,000
Long-term debt interest rate					1.375%												1.375%
Proceeds from issuance of Long-term Debt, net of issuance cost					¥ 3,356,100,000	$ 488,200,000
Long-term debt issuance cost					¥ 81,100,000												$ 11,800,000
Debt instrument repurchase face amount percentage					100.00%	100.00%
Interest expense debt							37,500,000	5,700,000	¥ 40,500,000	$ 6,300,000
Unamortized debt issuance costs							36,600,000				39,800,000
Debt conversion, Original debt, Amount							0					$ 70,600,000
2027 Notes [Member]
Debt Instrument [Line Items]
Long-term debt principal amount							5,679,800,000				5,100,600,000				$ 800,000,000
Long-term debt interest rate			1.25%												1.25%
Proceeds from issuance of Long-term Debt, net of issuance cost			¥ 5,594,800,000	$ 786,100,000
Long-term debt issuance cost			¥ 98,600,000												$ 13,900,000
Debt instrument repurchase face amount percentage			100.00%	100.00%
Interest expense debt							59,000,000	9,000,000	¥ 57,800,000	$ 8,900,000
Unamortized debt issuance costs							66,800,000				69,200,000
Debt conversion, Original debt, Amount							0					1,000
Notes payable							5,613,000,000						$ 789,100,000
December 2026 Notes [Member]
Debt Instrument [Line Items]
Long-term debt principal amount							¥ 9,404,400,000				10,201,100,000			$ 1,600,000,000
Long-term debt interest rate	0.50%						0.80%						0.80%	0.50%
Proceeds from issuance of Long-term Debt, net of issuance cost	¥ 10,100,000,000	$ 1,576,600,000									10,100,000,000	$ 1,576,600,000
Long-term debt issuance cost	¥ 149,600,000													$ 23,400,000
Debt instrument repurchase face amount percentage	100.00%	100.00%
Interest expense debt							¥ 54,900,000	8,300,000
Unamortized debt issuance costs							114,400,000				¥ 146,000,000
Debt instrument repurchased face amount							1,800,000,000						$ 275,400,000
Repayments of notes payable							1,300,000,000	197,700,000
Gain on repurchase of debt instrument							¥ 475,800,000	$ 74,000,000
American Depository Shares [Member] | April 2026 Notes [Member]
Debt Instrument [Line Items]
Convertible debt, conversion rate					40.404	40.404
Convertible debt, conversion price | $ / shares																		$ 24.75
Debt conversion, Converted instrument, Shares issued | shares											2,854,253	2,854,253
American Depository Shares [Member] | 2027 Notes [Member]
Debt Instrument [Line Items]
Convertible debt, conversion rate			24.5516	24.5516
Convertible debt, conversion price | $ / shares																$ 40.73
Debt conversion, Converted instrument, Shares issued | shares											24	24
American Depository Shares [Member] | December 2026 Notes [Member]
Debt Instrument [Line Items]
Convertible debt, conversion rate	10.6419	10.6419
Convertible debt, conversion price | $ / shares														$ 93.97